UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582 Expires: January 31, 2015 Estimated average burden hours per response........9.6

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22628

Permal Hedge Strategies Fund I

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK	10018
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-822-5544

Date of fiscal year end:	March 31

Date of reporting period:	July 1, 2012- June 30, 2013

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22628

Reporting Period: 07/01/2012 - 06/30/2013

Permal Hedge Strategies Fund I

======================== PERMAL HEDGE STRATEGIES FUND I ========================

APOLLO STRATEGIC VALUE OFFSHORE FUND, LTD.

Ticker:       N/A            Security ID:  XXXXXXX

Meeting Date: JAN 22, 2013   Meeting Type: Special

Record Date:  JAN 13, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Investor election                       Against   Against      Management

2a    Investor election                       FOR       FOR          Management

--------------------------------------------------------------------------------

JAE CREDIT FUND LIMITED

Ticker:       N/A            Security ID:  XXXXXXX

Meeting Date: NOV 29, 2012   Meeting Type: Special

Record Date:  NOV 27, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

B     Consent to Amended and Restated         FOR       FOR          Shareholder

(i)   Articles of Association

(ii)

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Permal Hedge Strategies Fund I

By (Signature and Title)*	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chairman, President and Chief Executive Officer

Date	August 16, 2013

* Print the name and title of each signing officer under his or her signature.